Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2020
Franklin Templeton SMACS: Series CH
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 12 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 101.6%
California 101.6%
a
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ...... $ 200,000 $ 224,316
b
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 100,000 108,749
California Municipal Finance Authority ,
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 138,795
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 144,455
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 143,675
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 105,283
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 116,776
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 287,990
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 99,159
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 198,496
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49
130,000 147,569
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 125,000 139,904
City of Roseville ,
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 140,328
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 147,196
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 131,604
City of Tracy , Community Facilities District No. 2016-01 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 135,000 150,857
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 185,000 200,897
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 19 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 100,000 114,552
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 206,258
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 149,928
3,096,787
Total Municipal Bonds (Cost $3,025,564) .......................................
3,096,787
a a a a
a
Total Investments (Cost $3,025,564) 101.6% ....................................
$3,096,787
Other Assets, less Liabilities (1.6)% ...........................................
(48,230)
Net Assets 100.0% ...........................................................
$3,048,557
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $948,756, representing 31.1% of net assets.
b
Security purchased on a when-issued basis.

Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2020
Franklin Templeton SMACS: Series E
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 84.6%
Aerospace & Defense 2.1%
General Dynamics Corp. ................................ United States 600 $ 89,610
Automobiles 2.5%
General Motors Co. .................................... United States 2,438 106,874
Banks 3.6%
Bank of America Corp. ................................. United States 3,000 84,480
JPMorgan Chase & Co. ................................. United States 600 70,728
155,208
Beverages 4.5%
PepsiCo, Inc. ........................................ United States 1,350 194,711
Capital Markets 2.1%
Morgan Stanley ....................................... United States 1,500 92,745
Communications Equipment 2.0%
Cisco Systems, Inc. ................................... United States 2,000 86,040
Diversified Telecommunication Services 1.7%
BCE, Inc. ........................................... Canada 1,750 75,861
Electric Utilities 9.2%
Duke Energy Corp. .................................... United States 2,000 185,320
Edison International ................................... United States 1,500 92,040
Southern Co. (The) .................................... United States 2,000 119,700
397,060
Equity Real Estate Investment Trusts (REITs) 1.0%
Host Hotels & Resorts, Inc. .............................. United States 3,000 42,090
Health Care Providers & Services 5.1%
CVS Health Corp. ..................................... United States 3,265 221,334
Insurance 2.1%
MetLife, Inc. ......................................... United States 2,000 92,340
Interactive Media & Services 2.8%
a
Alphabet, Inc., A ...................................... United States 70 122,808
a
Media 1.5%
Comcast Corp., A ..................................... United States 1,300 65,312
Metals & Mining 2.7%
Rio Tinto plc, ADR ..................................... Australia 1,800 116,946
Multiline Retail 5.4%
Target Corp. ......................................... United States 1,300 233,389
Multi-Utilities 3.5%
Dominion Energy, Inc. .................................. United States 1,400 109,886
DTE Energy Co. ...................................... United States 350 44,034
153,920
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp. ....................................... United States 2,600 226,668
TOTAL SE, ADR ...................................... France 1,800 75,852
302,520
Pharmaceuticals 11.3%
AstraZeneca plc, ADR .................................. United Kingdom 3,300 174,702
Bristol-Myers Squibb Co. ................................ United States 3,100 193,440

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ..................................... United States 1,500 $ 120,585
488,727
Semiconductors & Semiconductor Equipment 7.2%
Analog Devices, Inc. ................................... United States 650 90,402
Texas Instruments, Inc. ................................. United States 1,365 220,106
310,508
Specialty Retail 3.8%
Home Depot, Inc. (The) ................................. United States 600 166,446
Tobacco 3.5%
Philip Morris International, Inc. ........................... United States 2,000 151,500
Total Common Stocks (Cost $3,183,481) .......................................
3,665,949
Equity-Linked Securities 5.2%
Internet & Direct Marketing Retail 2.9%
b
JPMorgan Chase Bank NA into Amazon.com, Inc., 144A, Reg S,
9.5%, 12/07/21 ..................................... United States 40 125,697
IT Services 2.3%
b
Credit Suisse AG into International Business Machines Corp., 144A,
7.5%, 2/22/21 ...................................... United States 810 100,853
Total Equity-Linked Securities (Cost $248,787) ..................................
226,550
Convertible Preferred Stocks 5.7%
Electric Utilities 2.6%
American Electric Power Co., Inc., 6.125% .................. United States 2,300 115,115
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc., 8%, A .................................. United States 100 133,071
Total Convertible Preferred Stocks (Cost $212,594) ..............................
248,186
Preferred Stocks 3.3%
Banks 3.3%
Citigroup, Inc., 6.875%, K ............................... United States 5,000 142,450
Total Preferred Stocks (Cost $137,118) .........................................
142,450
Units
Index-Linked Notes 0.9%
Capital Markets 0.9%
b,c
Credit Suisse AG, Senior Note, 144A, 11.06%, 2/08/21 ......... United States 13 41,423
Total Index-Linked Notes (Cost $39,189) .......................................
41,423
Total Long Term Investments (Cost $3,821,169) .................................
4,324,558
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 12 .
Short Term Investments 3.4%
a a
Country Shares
a
Value
a
Money Market Funds 3.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 146,164 $ 146,164
Total Money Market Funds (Cost $146,164) .....................................
146,164
Total Short Term Investments (Cost $146,164 ) ..................................
146,164
a
Total Investments (Cost $3,967,333) 103.1% ....................................
$4,470,722
Other Assets, less Liabilities (3.1)% ...........................................
(135,145)
Net Assets 100.0% ...........................................................
$4,335,577
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $267,973, representing 6.2% of net assets.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2020
Franklin Templeton SMACS: Series H
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 30.1%
Capital Markets 30.1%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 35,000 $ 911,400
Total Management Investment Companies (Cost $889,963) .......................
911,400
Principal
Amount
a a a a
Municipal Bonds 69.0%
California 4.9%
Tobacco Securitization Authority of Southern California, San Diego County Tobacco
Asset Securitization Corp., Revenue, 2019 B-1, Refunding, 5%, 6/01/48 ......... $ 125,000 149,928
Colorado 18.9%
Colorado Health Facilities Authority, Christian Living Neighborhoods Obligated Group,
Revenue, 2019, Refunding, 4%, 1/01/38 ................................. 100,000 101,517
Denver Health & Hospital Authority, Revenue, 2019 A, Refunding, 4%, 12/01/37 .... 100,000 112,046
Hunters Overlook Metropolitan District No. 5, GO, 2019 A, 5%, 12/01/39 .......... 150,000 158,530
Village at Dry Creek Metropolitan District No. 2 (The), GO, 2019, 4.375%, 12/01/44 .. 200,000 200,162
572,255
Florida 2.0%
Windward Community Development District, Special Assessment, 2020 A1, 3%,
5/01/25 ......................................................... 60,000 60,577
Indiana 3.8%
Indiana Finance Authority, Marian University, Inc., Revenue, 2019 A, 5%, 9/15/39 ... 100,000 114,903
Louisiana 11.9%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare
System Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/39 ............ 200,000 220,740
b
Louisiana Local Government Environmental Facilities & Community Development
Authority, Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ........... 135,000 140,207
360,947
Maryland 3.2%
b
City of Baltimore, Harbor Point Special Taxing District, Tax Allocation, Senior Lien,
144A, 2019 A, Refunding, 3.5%, 6/01/39 ................................ 100,000 96,816
Pennsylvania 3.6%
b
Allentown Neighborhood Improvement Zone Development Authority, Revenue, 144A,
2017, Refunding, 5%, 5/01/32 ........................................ 100,000 107,714
Texas 7.4%
b
County of Hays, La Cima Public Improvement District, Special Assessment, 144A,
2020, 3.25%, 9/15/30 ............................................... 100,000 102,531
b
New Hope Cultural Education Facilities Finance Corp., Cityscape Schools, Inc.,
Revenue, 144A, 2019 A, 5%, 8/15/39 ................................... 110,000 120,534
223,065
Washington 3.4%
b
Washington State Housing Finance Commission, Presbyterian Retirement
Communities Northwest Obligated Group, Revenue, 144A, 2019A, 5%, 1/01/49 ... 100,000 104,246
Wisconsin 4.6%
b
Public Finance Authority, Friends Homes Obligated Group, Revenue, 144A, 2019,
Refunding, 5%, 9/01/49 ............................................. 125,000 138,166

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 12 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 5.3%
District of Columbia 5.3%
District of Columbia, International School Obligated Group, Revenue, 2019, 5%,
7/01/49 ......................................................... $ 140,000 $ 161,627
Total Municipal Bonds (Cost $2,062,762) .......................................
2,090,244
Total Long Term Investments (Cost $2,952,725) .................................
3,001,644
a
a a a a
a
Total Investments (Cost $2,952,725) 99.1% .....................................
$3,001,644
Other Assets, less Liabilities 0.9% .............................................
25,954
Net Assets 100.0% ...........................................................
$3,027,598
a
See Note 5 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $810,214, representing 26.8% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2020
Franklin Templeton SMACS: Series I
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 89.1%
Automobiles 7.0%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
$ 100,000 $ 121,651
General Motors Co. , Senior Note , 6.125% , 10/01/25 .........................
100,000 120,561
242,212
Communications Equipment 1.4%
a
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 47,000 48,224
Containers & Packaging 3.2%
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 110,000 110,544
Diversified Financial Services 2.1%
a
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 ............. 75,000 73,594
Energy Equipment & Services 4.4%
a
Weatherford International Ltd. , 144A, 8.75% , 9/01/24 ........................ 150,000 151,732
Entertainment 2.5%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ................................
75,000 85,997
Equity Real Estate Investment Trusts (REITs) 1.6%
a
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ...................... 55,000 57,154
Food Products 3.4%
a
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ..................... 110,000 117,219
Health Care Providers & Services 26.7%
a
CHS/Community Health Systems, Inc. ,
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 280,234
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 150,000 157,725
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 181,830
Tenet Healthcare Corp. , Senior Note , 7% , 8/01/25 ...........................
300,000 310,379
930,168
Hotels, Restaurants & Leisure 6.8%
a
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ..................... 55,000 53,831
a
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 ........................ 100,000 107,125
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.5% ,
3/01/25 ......................................................... 75,000 76,641
237,597
Media 6.5%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ............................
110,000 115,641
a
Univision Communications, Inc. , Senior Secured Note , 144A, 5.125% , 2/15/25 ..... 110,000 110,894
226,535
Metals & Mining 3.3%
a
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 ............. 100,000 116,750
Oil, Gas & Consumable Fuels 6.1%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ......................................... 110,000 106,768
a
Senior Note, 144A, 11%, 4/15/25 ...................................... 50,000 50,125
Occidental Petroleum Corp. , Senior Note , 8% , 7/15/25 .......................
50,000 54,921
211,814

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 12 .
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 8.7%
a
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ................. $ 180,000 $ 185,380
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 110,000 118,944
304,324
Trading Companies & Distributors 3.9%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 ..............
75,000 80,156
a
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ................. 50,000 54,504
134,660
Wireless Telecommunication Services 1.5%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ......................
50,000 53,875
Total Corporate Bonds (Cost $2,905,246) .......................................
3,102,399
Asset-Backed Securities 3.1%
Airlines 3.1%
United Airlines Pass Through Trust , 2020-1 , A , 5.875% , 10/15/27 ................
100,000 106,743
Total Asset-Backed Securities (Cost $100,000) ..................................
106,743
Mortgage-Backed Securities 7.2%
Government National Mortgage Association (GNMA) Fixed Rate 7.2%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............................... 129,179 135,625
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............................. 109,567 115,868
251,493
Total Mortgage-Backed Securities (Cost $252,981) ..............................
251,493
Total Long Term Investments (Cost $3,258,227) .................................
3,460,635
a
a a a a
a
Total Investments (Cost $3,258,227) 99.4% .....................................
$3,460,635
Other Assets, less Liabilities 0.6% .............................................
21,765
Net Assets 100.0% ...........................................................
$3,482,400
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $2,052,450, representing 58.9% of net assets.

Franklin Strategic Series

Notes to Statements of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eleven separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the  Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts,

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At November 30, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2020, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $165,509 $469,898 $(489,243) $— $— $146,164 146,164 $—
Total Affiliated Securities .... $165,509 $469,898 $(489,243) $— $— $146,164 $—
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF .......... $1,022,800 $— $(127,660) $522 $15,738 $911,400 35,000 $5,236
Total Affiliated Securities .... $1,022,800 $— $(127,660) $522 $15,738 $911,400 $5,236
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $159,307 $249,537 $(408,844) $— $— $— $—
Total Affiliated Securities .... $159,307 $249,537 $(408,844) $— $— $— $—

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

A summary of inputs used as of November 30, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 3,096,787 $ — $ 3,096,787
Total Investments in Securities ........... $— $3,096,787 $— $3,096,787
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ........................ 3,665,949 — — 3,665,949
Equity-Linked Securities ................... — 226,550 — 226,550
Convertible Preferred Stocks ............... 248,186 — — 248,186
Preferred Stocks ........................ 142,450 — — 142,450
Index-Linked Notes ...................... — 41,423 — 41,423
Short Term Investments ................... 146,164 — — 146,164
Total Investments in Securities ........... $4,202,749 $267,973 $— $4,470,722
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
Management Investment Companies ......... 911,400 — — 911,400
Municipal Bonds ......................... — 2,090,244 — 2,090,244
Total Investments in Securities ........... $911,400 $2,090,244 $— $3,001,644
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 3,102,399 — 3,102,399
Asset-Backed Securities .................. — 106,743 — 106,743
Mortgage-Backed Securities ................ — 251,493 — 251,493
Total Investments in Securities ........... $— $3,460,635 $— $3,460,635
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
GNMA Government National Mortgage Association
GO General Obligation
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.